UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-22080
                                                -------------

                  First Trust Active Dividend Income Fund
             --------------------------------------------------
             (Exact name of registrant as specified in charter)

                    120 East Liberty Drive, Suite 400
                            Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                           W. Scott Jardine, Esq.
                        First Trust Portfolios, L.P.
                    120 East Liberty Drive, Suite 400
                            Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:   November 30
                                            --------------

                 Date of reporting period:  February 28, 2010
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 28, 2010 (Unaudited)



    SHARES                       DESCRIPTION                            VALUE
-------------     ----------------------------------------------   -------------
COMMON STOCKS - 93.1%

                  AEROSPACE & DEFENSE - 7.2%
       10,000     Boeing (The) Co.                                 $   631,600
       35,000     Honeywell International, Inc.                      1,405,600
       15,000     L-3 Communications Holdings, Inc.                  1,371,300
       20,000     Lockheed Martin Corp.                              1,555,200
       10,000     Northrop Grumman Corp.                               612,600
        2,000     Raytheon Co.                                         112,480
                                                                   -----------
                                                                     5,688,780
                                                                   -----------

                  AUTO COMPONENTS - 2.8%
       70,000     Johnson Controls, Inc.                             2,177,000
                                                                   -----------

                  AUTOMOBILES - 0.7%
       50,000     Ford Motor Co. (b)                                   587,000
                                                                   -----------

                  BEVERAGES - 8.6%
       45,000     Coca-Cola (The) Co.                                2,372,400
       35,000     Diageo PLC, ADR                                    2,284,800
       35,000     PepsiCo, Inc.                                      2,186,450
                                                                   -----------
                                                                     6,843,650
                                                                   -----------

                  CAPITAL MARKETS - 2.0%
       10,000     Goldman Sachs Group (The), Inc.                    1,563,500
                                                                   -----------

                  CHEMICALS - 0.2%
        5,000     E.I. du Pont de Nemours & Co.                        168,600
                                                                   -----------

                  COMMERCIAL BANKS - 3.4%
       40,000     Canadian Imperial Bank of Commerce                 2,658,800
                                                                   -----------

                  COMMERCIAL SERVICES & SUPPLIES - 0.4%
       10,000     Waste Management, Inc.                               330,200
                                                                   -----------

                  COMMUNICATIONS EQUIPMENT - 1.7%
       30,000     Harris Corp.                                       1,356,600
                                                                   -----------

                  COMPUTERS & PERIPHERALS - 3.0%
        5,000     Apple, Inc. (b)                                    1,023,100
       15,000     Hewlett-Packard Co.                                  761,850
       10,000     NCR Corp. (b)                                        126,200
       25,000     Seagate Technology (b)                               497,750
                                                                   -----------
                                                                     2,408,900
                                                                   -----------

                  CONSTRUCTION & ENGINEERING - 1.6%
       30,000     Flour Corp.                                        1,284,000
                                                                   -----------

                  DISTRIBUTORS - 0.2%
        3,000     Genuine Parts Co.                                    121,080
                                                                   -----------

                  DIVERSIFIED FINANCIAL SERVICES - 2.6%
      100,000     Bank of America Corp.                              1,666,000
      125,000     Citigroup, Inc. (b)                                  425,000
                                                                   -----------
                                                                     2,091,000
                                                                   -----------


              See Notes to Quarterly Portfolio of Investments            Page 1

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
FEBRUARY 28, 2010 (Unaudited)



    SHARES                       DESCRIPTION                            VALUE
-------------     ----------------------------------------------   -------------
COMMON STOCKS - (Continued)

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
       16,000     AT&T, Inc.                                       $   396,960
        1,000     BCE, Inc.                                             27,760
       16,000     Verizon Communications, Inc.                         462,880
                                                                   -----------
                                                                       887,600
                                                                   -----------

                  ELECTRICAL EQUIPMENT - 0.6%
       10,000     Cooper Industries PLC                                453,600
                                                                   -----------

                  ENERGY EQUIPMENT & SERVICES - 2.0%
       10,000     Schlumberger Ltd.                                    611,000
       12,500     Transocean Ltd. (b)                                  997,750
                                                                   -----------
                                                                     1,608,750
                                                                   -----------

                  FOOD & STAPLES RETAILING - 0.4%
       10,000     CVS Caremark Corp.                                   337,500
                                                                   -----------

                  FOOD PRODUCTS - 1.9%
       20,000     McCormick & Co., Inc.                                742,200
       55,000     Sara Lee Corp.                                       745,800
                                                                   -----------
                                                                     1,488,000
                                                                   -----------

                  HOTELS, RESTAURANTS & LEISURE - 2.8%
       35,000     McDonald's Corp.                                   2,234,750
                                                                   -----------

                  HOUSEHOLD PRODUCTS - 1.8%
       20,000     Kimberly-Clark Corp.                               1,214,800
        3,000     Procter & Gamble (The) Co.                           189,840
                                                                   -----------
                                                                     1,404,640
                                                                   -----------

                  INDUSTRIAL CONGLOMERATES - 0.6%
       30,000     General Electric Co.                                 481,800
                                                                   -----------

                  INSURANCE - 3.2%
       25,000     Travelers (The) Co., Inc.                          1,314,750
       65,000     XL Capital Ltd., Class A                           1,187,550
                                                                   -----------
                                                                     2,502,300
                                                                   -----------

                  INTERNET & CATALOG RETAIL - 0.5%
        3,100     Amazon.com, Inc. (b)                                 367,040
                                                                   -----------

                  IT SERVICES -1.7%
      150,000     Sapient Corp. (b)                                  1,353,000
                                                                   -----------

                  MACHINERY - 2.6%
        2,500     Bucyrus International, Inc.                          156,400
        4,000     Caterpillar, Inc.                                    228,200
       20,000     Deere & Co.                                        1,146,000
       10,000     Dover Corp.                                          452,600
        2,500     Illinois Tool Works, Inc.                            113,800
                                                                   -----------
                                                                     2,097,000
                                                                   -----------

                  METALS & MINING - 2.9%
       20,000     BHP Billiton Ltd., ADR                             1,466,600
       20,000     Nucor Corp.                                          828,000
                                                                   -----------
                                                                     2,294,600
                                                                   -----------


              See Notes to Quarterly Portfolio of Investments            Page 2

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
FEBRUARY 28, 2010 (Unaudited)



    SHARES                       DESCRIPTION                            VALUE
-------------     ----------------------------------------------   -------------
COMMON STOCKS - (Continued)

                  MULTI-UTILITIES - 3.0%
       20,000     Dominion Resources, Inc.                         $   759,800
       20,000     DTE Energy Co.                                       868,400
       20,000     SCANA Corp.                                          721,000
                                                                   -----------
                                                                     2,349,200
                                                                   -----------

                  OIL, GAS & CONSUMABLE FUELS - 14.6%
       15,000     Anadarko Petroleum Corp.                           1,051,950
       20,000     Boardwalk Pipeline Partners, L.P.                    598,800
       15,000     BP PLC, ADR                                          798,150
       50,000     Chesapeake Energy Corp.                            1,328,500
       40,000     Devon Energy Corp.                                 2,754,400
       15,000     EnCana Corp.                                         491,700
       10,000     Enerplus Resources Fund                              223,200
        2,500     EV Energy Partner, L.P.                               77,225
       33,000     Kinder Morgan Energy Partners, L.P.                2,121,900
      125,000     Pengrowth Energy Trust                             1,306,250
       40,000     Penn West Energy Trust                               817,200
                                                                   -----------
                                                                    11,569,275
                                                                   -----------

                  PHARMACEUTICALS - 1.7%
        1,000     Bristol-Myers Squibb Co.                              24,510
       35,000     Merck & Co., Inc.                                  1,290,800
                                                                   -----------
                                                                     1,315,310
                                                                   -----------

                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
        5,000     Boston Properties, Inc.                              339,650
        1,000     Vornado Realty Trust                                  65,720
                                                                   -----------
                                                                       405,370
                                                                   -----------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
       60,000     Analog Devices, Inc.                               1,754,400
       80,000     Intel Corp.                                        1,642,400
       15,000     Maxim Intergrated Products, Inc.                     277,800
       25,000     National Semiconductor Corp.                         362,000
       15,000     Novellus Systems, Inc. (b)                           331,800
       35,000     NVIDIA Corp. (b)                                     567,000
       45,000     Texas Instruments, Inc.                            1,097,100
                                                                   -----------
                                                                     6,032,500
                                                                   -----------

                  SOFTWARE - 3.7%
       50,000     Microsoft Corp.                                    1,433,000
       22,000     Salesforce.com, Inc. (b)                           1,494,900
                                                                   -----------
                                                                     2,927,900
                                                                   -----------

                  SPECIALTY RETAIL - 1.4%
       55,000     Chico's FAS, Inc.                                    745,250
       11,000     Home Depot (The), Inc.                               343,200
                                                                   -----------
                                                                     1,088,450
                                                                   -----------

                  TOBACCO - 4.1%
       95,000     Altria Group, Inc.                                 1,911,400
        5,000     Lorillard, Inc.                                      365,200
        3,000     Philip Morris International, Inc.                    146,940
       15,000     Reynolds American, Inc.                              792,000
                                                                   -----------
                                                                     3,215,540
                                                                   -----------

                  TOTAL COMMON STOCKS - 93.1%                       73,693,235
                  (Cost $72,965,335)                               -----------


              See Notes to Quarterly Portfolio of Investments            Page 3

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
FEBRUARY 28, 2010 (Unaudited)



    SHARES                       DESCRIPTION                            VALUE
-------------     ----------------------------------------------   -------------
INVESTMENT COMPANIES - 3.4%

                  ASSET MANAGEMENT & CUSTODY BANKS
       30,000     India Fund, Inc.                                 $   878,100
       20,000     iShares MSCI Brazil Index Fund                     1,367,400
       10,000     ProShares UltraShort 20+ Year Treasury (b)           470,500
                                                                   -----------
                  TOTAL INVESTMENT COMPANIES                         2,716,000
                  (Cost $2,747,351)                                -----------


SHARES/UNITS                     DESCRIPTION                            VALUE
-------------     ----------------------------------------------   -------------
MASTER LIMITED PARTNERSHIP - 0.7%

                  CAPITAL MARKETS
       40,000     Blackstone Group (The) L.P.                          559,200
                  (Cost $565,143)                                  -----------

                  TOTAL INVESTMENTS - 97.2%                         76,968,435
                  (Cost $76,277,829) (c)

                  NET OTHER ASSETS AND LIABILITIES - 2.8%            2,176,762
                                                                   -----------
                  NET ASSETS - 100.0%                              $79,145,197
                                                                   ===========


---------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,337,439 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $646,833.

ADR - American Depositary Receipt



VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                LEVEL 2            LEVEL 3
                                                            LEVEL 1           SIGNIFICANT        SIGNIFICANT
                                        TOTAL VALUE         QUOTED            OBSERVABLE        UNOBSERVABLE
                                         AT 2/28/10         PRICES              INPUTS             INPUTS
                                     ----------------   ----------------    ---------------    ----------------
Common Stocks*                         $ 73,693,235       $ 73,693,235        $     -            $     -
Investment Companies*                     2,716,000          2,716,000              -                  -
Master Limited Partnership*                 559,200            559,200              -                  -
                                       ------------       ------------        ------------       ------------
Total Investments                      $ 76,968,435       $ 76,968,435        $     -            $     -
                                       ============       ============        ============       ============

* See the Portfolio of Investments for industry breakout.




              See Notes to Quarterly Portfolio of Investments            Page 4

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


                 FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                      FEBRUARY 28, 2010 (Unaudited)


                    VALUATION AND INVESTMENT PRACTICES

A. Portfolio Valuation:

The net asset value ("NAV") of the Common Shares of First Trust Active Dividend Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the
Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o  Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o  Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
                  o Quoted prices for similar securities in active markets.
                  o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
                  o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                 FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                      FEBRUARY 28, 2010 (Unaudited)



                  o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o  Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2010 is included with the Fund's Portfolio of Investments.


B. Securities Transactions:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.



                                                                         Page 6


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Active Dividend Income Fund
             --------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 21, 2010
     -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 21, 2010
     -----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  April 21, 2010
     -----------------------------


* Print the name and title of each signing officer under his or her signature.